Document and Entity Information	Aug. 28, 2019
Cover [Abstract]
Entity Registrant Name	RADIAN GROUP INC
Entity Address, State or Province	PA
Amendment Flag	false
Entity Central Index Key	0000890926
Document Type	8-K
Document Period End Date	Aug. 28, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-11356
Entity Tax Identification Number	23-2691170
Entity Address, Address Line One	1500 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, Postal Zip Code	19102
City Area Code	(215)
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false